Investments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investments

		UNITED STATES DOLLAR
		2019	2018
17.	INVESTMENTS
	Listed
	At fair value through OCI 1	47.9	93.0
	Unlisted
	Asanko redeemable preference shares 2	95.5	132.9
	Other	—	0.1
	Derivative instruments
	Warrants 2	11.7	9.3

	Total investments	155.1	235.3

1
The listed investments comprise mainly investments in Asanko Gold Inc. of US$21.2 million, Cardinal Resources Limited of US$17.1 million, Magmatic Resources Limited of US$3.0 million and Chakana Copper Corp of US$3.0 million. Refer note 44 for further details of listed investments.

The decrease in value of the listed investments was mainly due to the disposal of Red 5 Limited, Gold Road Resources Limited and Hummingbird Resources PLC.

2	Consists of 174,939,999 (2018: 164,939,999) redeemable preference shares at par value for US$174,939,999 (2018: US$164,939,999).
The following table shows a reconciliation from the fair value at the beginning of the year (2018: at acquisition) to the fair value of the redeemable preference shares at the end of the year (level 3 financial instrument):

Fair value at beginning of the year (2018: at acquision)	132.9	129.9
Purchase of preference shares	20.0	—
Redemption of preference shares	(10.0)	—
Net change in fair value (recognised in OCI)	(47.4)	3.0

Fair value at end of the year	95.5	132.9

The fair value is based on the expected cash flows of the Asanko Gold Mine based on the life-of-mine
model received from Asanko. This resulted in a downward fair value adjustment through other comprehensive income of US$47.4 million in 2019, due to a decrease in the expected life-of-mine
production and cash flows. The following key inputs were used in the valuation of the fair value:

Market related interest rate	8.50%	7.85%
Expected redemption period	8 years	5 years
Any reasonable change in the timing of the cash flows or market related discount rate could materially change the fair value of the redeemable preference shares (refer note 38 for sensitivily analysis performed).
Refer to note 15 and 16.1 (b) for further details.

2	Consists of 4.125 million (2018: 10.0 million) common share purchase warrants of Maverix. Refer note 16.1 ( c ) for further details.